Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11: COMMITMENTS AND CONTINGENCIES

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions are recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. While the ultimate disposition of these actions cannot be predicted with certainty, management does not believe the outcome, individually or in aggregate, of such actions will have a material effect on the Company’s financial position, results of operations or cash flows.